LEASE (Tables)	12 Months Ended
Dec. 31, 2021
LEASE
Summary of balances reported in the consolidated balance sheet related to the leases

	As of December 31,
	2020	2021

	(HK$ in thousands)

Operating lease right-of-use assets	208,863	243,859
Operating lease liabilities	222,231	260,579

Summary of operating lease cost reported in the consolidated statements of comprehensive (loss)/income

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Operating lease cost	64,756	64,594	106,459

Summary of undiscounted cash flows of leases to present value of operating lease payments

December 31, 2021
(HK$ in thousands)

2022	102,767
2023	96,326
2024	38,306
2025	30,688
2026 and thereafter	7,455
Total undiscounted operating lease payments	275,542
Less: imputed interest	(14,963)
Present value of operating lease liabilities	260,579